Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	$ 8,061	$ 7,880	$ 5,235
Other comprehensive income (loss) before reclassification, net of tax	(1,890)	678	3,410
Amounts reclassifed from accumulated OCI, net of tax	(837)	(497)	765
Net other comprehensive income (loss), net of tax	(2,727)	181	2,645
Accumulated other comprehensive income, ending balance	5,334	8,061	7,880
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	(26)	(367)	(284)
Other comprehensive income (loss) before reclassification, net of tax	(1,172)	(75)	(138)
Amounts reclassifed from accumulated OCI, net of tax	0	416	(55)
Net other comprehensive income (loss), net of tax	(1,172)	341	(83)
Accumulated other comprehensive income, ending balance	(1,198)	(26)	(367)
Net Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	499	450	271
Other comprehensive income (loss) before reclassification, net of tax	0	65	258
Amounts reclassifed from accumulated OCI, net of tax	(15)	(16)	79
Net other comprehensive income (loss), net of tax	(15)	49	179
Accumulated other comprehensive income, ending balance	484	499	450
Net Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	741	445	(110)
Other comprehensive income (loss) before reclassification, net of tax	(763)	260	525
Amounts reclassifed from accumulated OCI, net of tax	38	36	(30)
Net other comprehensive income (loss), net of tax	(725)	296	555
Accumulated other comprehensive income, ending balance	16	741	445
Defined Benefit Postretirement Plans [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	6,847	7,352	5,358
Other comprehensive income (loss) before reclassification, net of tax	45	428	2,765
Amounts reclassifed from accumulated OCI, net of tax	(860)	(933)	771
Net other comprehensive income (loss), net of tax	(815)	(505)	1,994
Accumulated other comprehensive income, ending balance	$ 6,032	$ 6,847	$ 7,352